Commitments and Contingencies - Other ongoing lawsuits and tax investigations (Detail) - TRY (₺) ₺ in Thousands		1 Months Ended	12 Months Ended
	Jan. 29, 2021	Nov. 30, 2019	Dec. 31, 2021	Dec. 31, 2022
Turkcell Odeme
Disclosure of commitments and contingencies [line items]
Amount of fine imposed			₺ 18,763
Other Disputes [member]
Disclosure of commitments and contingencies [line items]
Provisions			₺ 53,603	₺ 4,629
Arbitration related to frequency license [member]
Disclosure of commitments and contingencies [line items]
Amount paid with reservation of right to take legal action	₺ 13,465	₺ 128,429